WARRANTS - Maturity Information (Details) - $ / shares	Dec. 31, 2025	Sep. 30, 2025
Warrants
Warrants outstanding	6,194,842	1,552,042
Exercise price (in dollars per share)	$ 12.22	$ 22.14
March 17, 2028
Warrants
Warrants outstanding	562,500	562,500
Exercise price (in dollars per share)	$ 23.84	$ 23.84
January 16, 2030
Warrants
Warrants outstanding	922,667	922,667
Exercise price (in dollars per share)	$ 20	$ 20
January 21, 2030
Warrants
Warrants outstanding	66,875	66,875
Exercise price (in dollars per share)	$ 37.28	$ 37.28
October 1, 2028
Warrants
Warrants outstanding	4,642,800
Exercise price (in dollars per share)	$ 8.9